Note 4 - Loans and Allowance for Loan Losses (Details) - Aging of Recorded Investment in Loans - USD ($) $ in Thousands	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past due	$ 4,422	$ 4,871	$ 6,848
Current	299,010	301,614	287,630
Total loans	303,432	306,485	294,478
Financing Receivables, 30 to 59 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past due	2,880	3,564
Financing Receivables, 60 to 89 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past due	836	857
Financing Receivables, Equal to Greater than 90 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past due	706	450
Home Equity And Second Mortgage [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past due		273	567
Current		37,852	34,702
Total loans		38,125	$ 35,269
Real Estate Portfolio Segment [Member] | Residential Loan [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past due	3,662	3,929
Current	103,876	103,167
Total loans	107,538	107,096
Real Estate Portfolio Segment [Member] | Residential Loan [Member] | Financing Receivables, 30 to 59 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past due	2,556	3,070
Real Estate Portfolio Segment [Member] | Residential Loan [Member] | Financing Receivables, 60 to 89 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past due	519	551
Real Estate Portfolio Segment [Member] | Residential Loan [Member] | Financing Receivables, Equal to Greater than 90 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past due	587	308
Real Estate Portfolio Segment [Member] | Land Loan [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past due	28	148
Current	10,540	10,932
Total loans	10,568	11,080
Real Estate Portfolio Segment [Member] | Land Loan [Member] | Financing Receivables, 30 to 59 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past due	0	24
Real Estate Portfolio Segment [Member] | Land Loan [Member] | Financing Receivables, 60 to 89 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past due	8	124
Real Estate Portfolio Segment [Member] | Land Loan [Member] | Financing Receivables, Equal to Greater than 90 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past due	20	0
Real Estate Portfolio Segment [Member] | Construction Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past due	0	0
Current	8,362	8,463
Total loans	8,362	8,463
Real Estate Portfolio Segment [Member] | Construction Loans [Member] | Financing Receivables, 30 to 59 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past due	0	0
Real Estate Portfolio Segment [Member] | Construction Loans [Member] | Financing Receivables, 60 to 89 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past due	0	0
Real Estate Portfolio Segment [Member] | Construction Loans [Member] | Financing Receivables, Equal to Greater than 90 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past due	0	0
Real Estate Portfolio Segment [Member] | Commercial Real Estate Loan [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past due	269	229
Current	75,383	78,251
Total loans	75,652	78,480
Real Estate Portfolio Segment [Member] | Commercial Real Estate Loan [Member] | Financing Receivables, 30 to 59 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past due	0	54
Real Estate Portfolio Segment [Member] | Commercial Real Estate Loan [Member] | Financing Receivables, 60 to 89 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past due	192	133
Real Estate Portfolio Segment [Member] | Commercial Real Estate Loan [Member] | Financing Receivables, Equal to Greater than 90 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past due	77	42
Commercial Portfolio Segment [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past due	0	0
Current	25,107	28,406
Total loans	25,107	28,406
Commercial Portfolio Segment [Member] | Financing Receivables, 30 to 59 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past due	0	0
Commercial Portfolio Segment [Member] | Financing Receivables, 60 to 89 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past due	0	0
Commercial Portfolio Segment [Member] | Financing Receivables, Equal to Greater than 90 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past due	0	0
Commercial Portfolio Segment [Member] | Commercial Real Estate Loan [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total loans	75,652	78,480
Consumer Portfolio Segment [Member] | Home Equity And Second Mortgage [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past due	219	273
Current	38,274	37,852
Total loans	38,493	38,125
Consumer Portfolio Segment [Member] | Home Equity And Second Mortgage [Member] | Financing Receivables, 30 to 59 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past due	124	153
Consumer Portfolio Segment [Member] | Home Equity And Second Mortgage [Member] | Financing Receivables, 60 to 89 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past due	92	23
Consumer Portfolio Segment [Member] | Home Equity And Second Mortgage [Member] | Financing Receivables, Equal to Greater than 90 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past due	3	97
Consumer Portfolio Segment [Member] | Other Consumer Loan [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past due	244	292
Current	37,468	34,543
Total loans	37,712	34,835
Consumer Portfolio Segment [Member] | Other Consumer Loan [Member] | Financing Receivables, 30 to 59 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past due	200	263
Consumer Portfolio Segment [Member] | Other Consumer Loan [Member] | Financing Receivables, 60 to 89 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past due	25	26
Consumer Portfolio Segment [Member] | Other Consumer Loan [Member] | Financing Receivables, Equal to Greater than 90 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Past due	$ 19	$ 3